Consolidated Statements of Comprehensive Income (Loss) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net earnings	9,483	21,946
Other comprehensive income (loss):
Foreign currency translation adjustment, net of tax of $149 and tax recovery of $388, respectively (notes 1(v), 26(b)(iii) and 26(c))	81,597	(9,399)
Change in fair value of cash flow hedge, net of tax expense of $5,103 and $1,715, respectively (note 26(b)(ii))	17,308	5,168
Change in unrealized pension and other post-retirement expense, net of tax expense of $10,896 and tax recovery of $1,653, respectively (note 11)	16,727	(2,458)
Other comprehensive income (loss), net of tax	115,632	(6,689)
Comprehensive income	125,115	15,257
Comprehensive income attributable to the noncontrolling interests	31,362	9,082
Comprehensive income attributable to shareholders of Algonquin Power & Utilities Corp.	93,753	6,175